Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Summary of financial assets and financial liabilities

		Financial assets	Financial liabilities
As at June 30, 2026	FVTPL	at amortized cost	at amortized cost
Cash and cash equivalents	$—	$15,200	$—
Amounts receivable (excluding value added taxes and prepaid expenses)	—	25,167	—
Prepaid gold interests and other	182,621	—	—
Investments	19,889	—	—
Loan receivable	2,678	—	—
Amounts payable and other liabilities (excluding stock-based compensation)	—	—	10,110
Debt	—	—	235,000
Total	$205,188	$40,367	$245,110

		Financial assets	Financial liabilities
As at December 31, 2025	FVTPL	at amortized cost	at amortized cost
Cash and cash equivalents	$—	$71,284	$—
Amounts receivable (excluding value added taxes and prepaid expenses)	—	21,543	—
Prepaid gold interests and other	91,015	—	—
Investments	17,421	—	—
Loan receivable	3,118	—	—
Amounts payable and other liabilities (excluding stock-based compensation)	—	—	19,350
Total	$111,554	$92,827	$19,350